Debt Instruments Eligible to Compose Capital (Tables)	12 Months Ended
Dec. 31, 2017
Debt Instruments Eligible to Compose Capital (Tables) [Abstract]
Balance of Debt Instruments Eligible to Compose Capital

Details of the balance of "Debt Instruments Eligible to Compose Capital" for the issuance of such instruments to compose the Tier I and Tier II of regulatory capital due to the Regulatory Capital Optimization Plan (Note 29.e), are as follows:

					2017	2016	2015
	Issuance	Maturity	Issuance Value	Interest Rate (p.a.) (3)
Tier I (1)	jan-14	no maturity (perpetual)	R$3,000	7.4%	4,187,531	4,125,557	4,943,194
Tier II (2)	jan-14	jan-24	R$3,000	6.0%	4,249,370	4,186,361	5,015,843
Total					8,436,901	8,311,918	9,959,037

(1) Interest quarterly paid from April 29, 2014.

(2) Interest semiannually paid from July 29, 2014.

(3) The effective interest rate, considering the income tax source assumed by the issuer, is 8.676% and 7.059% for instruments Tier I and Tier II, respectively.

Changes in the balance of Debt Instruments Eligible to Compose Capital

Changes in the balance of "Debt Instruments Eligible to Compose Capital" in twelve-months period ended December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
Balance at beginning of the year	8,311,918	9,959,037	6,773,312
Interest payment Tier I (1)	273,123	276,587	277,024
Interest payment Tier II (1)	222,065	225,161	226,266
Exchange differences / Others	252,941	(1,447,196)	3,291,470
Payments of interest - Tier I	(344,867)	(379,039)	(347,201)
Payments of interest - Tier II	(278,279)	(322,632)	(261,834)
Balance at end of the year	8,436,901	8,311,918	9,959,037

(1) The remuneration of interest relating to the Debt Instruments Eligible to Compose Capital Tier I and II was recorded against income for the period as "Interest expense and similar charges". (Note 34)